Earnings/(loss) per share - Basic and Diluted Earnings Per Share Calculation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net (loss)/income	$ (35,123,208)	$ 11,984,485	$ 2,093,124
Less: Undistributed earnings allocated to non-vested shares	0	0	(8,922)
Net (loss)/income attributable to common shareholders, basic	$ (35,123,208)	$ 11,984,485	$ 2,084,202
Weighted average number of shares outstanding, basic and diluted	37,858,437	38,357,893	39,800,434
(Loss)/earnings per share, basic and diluted	$ (0.93)	$ 0.31	$ 0.05